SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	12 Months Ended
	Apr. 30, 2015 vessel	Dec. 31, 2019 vessel market	Dec. 31, 2018 vessel	Dec. 31, 2015 vessel
Property, Plant and Equipment [Line Items]
Useful life		25 years
Average years used in market price scrap per ton calculation		10 years
Number of recycling markets | market		3
Number of vessels sold and leased back	8
Ship Finance International Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold and leased back		1	8
KSL China, Battersea, Belgravia, Golden Future, Golden Zhejiang, Golden Zhoushan, Golden Beijing and Golden Magnum [Member] | Ship Finance International Ltd [Member]
Property, Plant and Equipment [Line Items]
Number of vessels sold and leased back	8	8		8
Minimum [Member]
Property, Plant and Equipment [Line Items]
Standard payment terms, percent		90.00%
Days freight paid after completion of loading		3 days
Maximum [Member]
Property, Plant and Equipment [Line Items]
Standard payment terms, percent		95.00%
Days freight paid after completion of loading		5 days